SCHEDULE OF INVESTMENTS

Energy (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy
Integrated Oil & Gas – 11.2%
Chevron Corp.	12	$888
Hess Corp.	26	1,054
Suncor Energy, Inc.	41	507
Total S.A. ADR	19	650

		3,099

Oil & Gas Drilling – 0.9%
Helmerich & Payne, Inc.	17	245

Oil & Gas Equipment & Services – 20.7%
Baker Hughes, Inc.	70	931
Cactus, Inc., Class A	60	1,156
ChampionX Corp.(A)	90	718
Dril-Quip, Inc.(A)	28	683
Halliburton Co.	62	746
Liberty Oilfield Services, Inc., Class A	61	488
National Oilwell Varco, Inc.	34	310
Schlumberger Ltd.	46	713

		5,745

Oil & Gas Exploration & Production – 29.9%
Cabot Oil & Gas Corp.	22	383
Canadian Natural Resources Ltd.	33	530
Concho Resources, Inc.	24	1,042
ConocoPhillips	25	810
Continental Resources, Inc.(B)	33	407
Diamondback Energy, Inc.	20	589
EOG Resources, Inc.	19	688
Exxon Mobil Corp.	25	849
Parsley Energy, Inc., Class A	90	846
Pioneer Natural Resources Co.	13	1,133
Viper Energy Partners L.P.	36	274
WPX Energy, Inc.(A)	149	729

		8,280

Oil & Gas Refining & Marketing – 13.7%
Marathon Petroleum Corp.	46	1,349
Phillips 66	24	1,236
Valero Energy Corp.	28	1,223

		3,808

Oil & Gas Storage & Transportation – 3.4%
Enterprise Products Partners L.P.	40	637
MPLX L.P.	10	163
Rattler Midstream L.P.	26	154

		954

Total Energy - 79.8%		22,131

Information Technology
Application Software – 3.6%
Aspen Technology, Inc.(A)	8	1,003

Data Processing & Outsourced Services – 4.1%
Wright Express Corp.(A)	8	1,148

Semiconductor Equipment – 2.9%
Enphase Energy, Inc.(A)	10	809

Semiconductors – 1.8%
First Solar, Inc.(A)	7	496

Total Information Technology - 12.4%		3,456

Utilities
Electric Utilities – 3.2%
American Electric Power Co., Inc.	4	317
Duke Energy Corp.	4	341
NextEra Energy, Inc.	1	230

		888

Multi-Utilities – 0.6%
Dominion Energy, Inc.	2	166

Total Utilities - 3.8%		1,054

TOTAL COMMON STOCKS – 96.0%		$26,641

(Cost: $47,815)

SHORT-TERM SECURITIES

Money Market Funds(D) - 1.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.040%(C)	463	463

TOTAL SHORT-TERM SECURITIES – 1.7%		$463

(Cost: $463)

TOTAL INVESTMENT SECURITIES – 97.7%		$27,104

(Cost: $48,278)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.3%		625

NET ASSETS – 100.0%		$27,729

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $448 are on loan.
(C)	Investment made with cash collateral received from securities on loan.
(D)	Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$26,641	$—	$—
Short-Term Securities	463	—	—

Total	$27,104	$—	$—

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$48,278

Gross unrealized appreciation	950
Gross unrealized depreciation	(22,124)

Net unrealized depreciation	$(21,174)